Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Accounts payable non-trade	$ 323	$ 264
Income taxes	126	154
Allowance for sales returns	108	92
Accrued compensation and benefits	98	100
Sales and other taxes	79	62
Deferred revenue	73	85
Liability for consigned goods sold	69	56
Accrued interest	58	50
Other	95	92
Accrued liabilities	$ 1,029	$ 955